Long-term Debt - Secured Financing Arrangements (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	6 Months Ended
	Apr. 13, 2018	May 15, 2018	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	May 04, 2018	Apr. 02, 2018
Lessor, Lease, Description [Line Items]
Aggregate available undrawn amount			$ 0	$ 0
Weighted Average Interest Rate			5.26%		4.31%
Kamsarmax drybulk carrier Kelly
Lessor, Lease, Description [Line Items]
Purchase price							$ 26,218
Percentage of the purchase price received as finance lease income							50.00%
Kamsarmax drybulk carrier Kelly | Lease arrangement with a Chinese leasing company
Lessor, Lease, Description [Line Items]
Time Charter Agreement Duration			10 years
Finance lease payment terms			40 quarterly installments
Finance lease interest rate description			LIBOR plus margin
Date of agreement			Apr. 13, 2018
Option to terminate			Options to reacquire the vessel during the bareboat charter period, with the first of such options exercisable on the first anniversary from the vessel's delivery date
Financing amount drawn down	$ 13,109
Nasaka, Morandi, Marini, Bacon and Castellani vessels
Lessor, Lease, Description [Line Items]
Purchase price						$ 164,000
Percentage of the purchase price received as finance lease income						50.00%
Number of finance leases						5
Nasaka, Morandi, Marini, Bacon and Castellani vessels | Lease arrangement with a Chinese leasing company
Lessor, Lease, Description [Line Items]
Time Charter Agreement Duration			8 years
Finance lease payment terms			32 quarterly installments
Finance lease interest rate description			LIBOR plus margin
Date of agreement			May 15, 2018
Option to terminate			Options to re-acquire each vessel during the bareboat charter period, with the first of such options exercisable on the first anniversary from the vessel's delivery date
Financing amount drawn down		$ 82,000